Inventory (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Schedule of inventory
	June 30,	December 31,
	2021	2020
Raw material	$4,226	$4,225
Work-in-process	5,060	—
Finished goods	475	1,632
Total	$9,761	$5,857

	December 31,
	2020	2019
Raw material	$4,225	$94
Work-in-process	—	4,664
Finished goods	1,632	2,203
Total	$5,857	$6,961